Discontinued Operations (Tables)	12 Months Ended
Sep. 28, 2024
Discontinued Operations
Schedule of financial results and carrying value of major classes of assets and liabilities of HHNF

The following table presents the financial results of HHNF (dollars in millions).

	Year Ended
	September 28, 2024	September 30, 2023
Net sales	$2,187	$2,254
Cost of sales	1,950	1,982
Selling, general and administrative expenses	108	110
Amortization of intangibles	48	51
Business consolidation and other activities	30	24
Operating income	51	87
Interest expense (income)	4	(1)
Other expense (income)	(9)	(2)
Income before income taxes	56	90
Income tax expense	11	31
Net income from discontinued operations	45	59

	September 28, 2024	September 30, 2023
Assets
Cash and cash equivalents	$230	$214
Receivables, net	333	311
Inventories, net	262	252
Other current assets	62	55
Total current assets, discontinued operations	$887	$832

Property, plant and equipment, net	$948	$999
Goodwill and intangibles, net	1,036	1,084
Right of use asset	49	52
Other assets	37	59
Total non-current assets, discontinued operations	$2,070	$2,194

Liabilities
Accounts payable	$295	$266
Other current liabilities	118	112
Total current liabilities, discontinued operations	$413	$378

Deferred income taxes	$62	$61
Operating lease liability	39	41
Other non-current liabilities	88	99
Total non-current liabilities, discontinued operations	$189	$201